Subsequent Events (Details) - USD ($) $ / shares in Units, $ in Thousands		6 Months Ended
	Aug. 15, 2024	Jun. 30, 2024	Sep. 20, 2024	Oct. 24, 2023
Subsequent Events [Line Items]
Incentive plan term		10 years
Consecutive business days				30 days
Standby Equity Purchased Agreement [Member]
Subsequent Events [Line Items]
Investment		$ 1,400
Subsequent Event [Member]
Subsequent Events [Line Items]
Number of options issued	175,000
Exercise price per share	$ 0.434
Option expire term	10 years
Termination of employment or services term	90 days
Fair value of option grant per share	$ 0.19
Option expenses	$ 24
Vesting periods	3 years
Subsequent Event [Member] | Minimum [Member]
Subsequent Events [Line Items]
Lower limit reverse stocks split ratio	1:10
Subsequent Event [Member] | Maximum [Member]
Subsequent Events [Line Items]
Upper limit reverse stocks split ratio	1:20
Subsequent Event [Member] | 2024 Global Equity Incentive Plan [Member]
Subsequent Events [Line Items]
Issuance of ordinary shares	4,570,606
Subsequent Event [Member] | 2024 Employee Stock Purchase Plan [Member]
Subsequent Events [Line Items]
Issuance of ordinary shares under ESPP	5,000,000
Fair market value shares percentage	85.00%
Subsequent Event [Member] | 2024 Employee Stock Purchase Plan [Member] | Minimum [Member]
Subsequent Events [Line Items]
Compensation percentage	1.00%
Subsequent Event [Member] | 2024 Employee Stock Purchase Plan [Member] | Maximum [Member]
Subsequent Events [Line Items]
Compensation percentage	15.00%
Common Stock [Member]
Subsequent Events [Line Items]
Ordinary share price				$ 1
Forecast [Member] | Standby Equity Purchased Agreement [Member]
Subsequent Events [Line Items]
Investment			$ 1,400